Investment Strategy	Apr. 29, 2025
Invesco Active Allocation Fund | Invesco Active Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. (Invesco or the Adviser), including exchange-traded funds (ETFs), and other pooled investment vehicles advised by Invesco Capital Management LLC (Invesco Capital), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the underlying funds). Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) determining strategic return drivers among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
The Fund generally invests between 70% and 85% of its assets in equity funds. Such funds invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stocks. Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Foreign equities are securities of issuers outside of the United States, including issuers in emerging or developing markets, i.e., those that are generally in the early stages of their industrial cycles. Underlying funds investing primarily in real estate securities, listed infrastructure securities, and master limited partnerships (MLPs) may be deemed to be “equity funds” for purposes of the Fund’s allocation strategy.
The Fund generally invests the remainder of its assets in a flexible combination of fixed-income and alternative funds. Fixed-income funds generally invest in fixed income instruments such as investment-grade debt securities, below-investment-grade high yield securities (or “junk” bonds), government and government-sponsored securities, corporate bonds, securitized products, and inflation-protected debt securities. Alternative funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies, including primarily through the use of derivatives, that aim to offer diversification beyond traditional equity and fixed-income securities and may seek to take long and short positions to manage exposure to certain asset classes. The Fund is not required to invest its assets in any specified percentages of fixed-income or alternative funds. The Fund does not limit its investment in underlying funds that invest primarily in foreign securities.
The Fund’s investment in underlying funds is subject to any limitations imposed by the Investment Company Act of 1940 and any rules thereunder.
Under normal market conditions, the Fund also invests a portion of its assets based on a “tactical allocation” strategy. Currently, the Fund’s tactical allocation strategy is implemented primarily through futures. As part of the tactical allocation strategy, the Fund can adjust the allocation of its assets to underlying funds to take advantage of temporary market conditions that may present opportunities (which can cause the Fund’s investments in equity funds, fixed-income and alternative funds to exceed or be lower than the general percentages referenced above by approximately 5%). Also, as part of the tactical allocation strategy, the Fund may invest directly in certain securities in which underlying funds invest, and may use derivatives, including to seek income or capital gain, hedge against the risks of other investments, equitize its cash position and manage the duration of its portfolio. Options, futures, forward contracts and swaps are some of the types of derivatives the Fund can use.
With respect to derivatives, references to the “underlying funds” also include the Fund and references to the “Fund” also include the underlying funds. Some underlying funds may use derivatives to seek income or capital gain or to hedge against the risks of other investments. Options, futures, forward contracts and swaps are some of the types of derivatives the underlying funds can use.
The Fund may temporarily exceed its percentage range for its assets in equity funds for short periods and may alter the percentage range when it deems appropriate. The Adviser will monitor the markets and allocate assets among the underlying funds (including adding or removing underlying funds) based on changing market or economic conditions and investment opportunities. The Adviser monitors the underlying fund selections and periodically rebalances the Fund’s investments to bring them back within their asset allocation target ranges. The Adviser may change any or all of the underlying funds managed by Invesco and/or its affiliates, including using funds that may be created in the future, or change the Fund’s asset allocation target ranges at any time, in each case without prior approval from or notice to shareholders.
The Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments, including in shares of money market mutual funds in the Invesco family of funds. This may also include shares of funds that provide exposure to inflation protected debt securities and short-term investment grade debt securities. This will also generally occur at times when there is an inability to immediately invest funds received from purchases of Fund shares or from redemptions of other investments or to maintain liquidity.

Invesco Convertible Securities Fund | Invesco Convertible Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in convertible securities, and in derivatives and other instruments that have economic characteristics similar to such securities. A convertible security is a bond, preferred stock or other security that may be converted into a prescribed amount of common stock at a prestated price.
The Fund may invest in below-investment grade securities. Below-investment grade securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by Invesco Advisers, Inc. (Invesco or the Adviser) to be of comparable quality, each at the time of purchase. Many convertible securities have credit ratings that are below investment grade.
The Fund may invest up to 10% of its net assets in synthetic convertible securities and up to 25% of its net assets in exchangeable convertible securities. The Fund may invest up to 20% of its net assets in common stocks, non-convertible preferred stocks and non-convertible fixed-income securities.
The Fund may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets countries (i.e., those that are generally in the early stages of their industrial cycles), non-U.S. dollar denominated securities and depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund can invest in derivative instruments including forward foreign currency contracts.
The Fund can use forward foreign currency contracts to seek to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
The Fund focuses on investing in traditional convertible securities that offer a balanced risk reward profile over a full market cycle. The Fund invests in traditional convertible securities with reasonable valuations that the portfolio managers believe show potential for strong total return through interest or dividend, coupled with the upside participation found in the option value embedded in the securities. The portfolio managers focus on positions issued by well-managed companies with strong balance sheets, a clear business focus, and competitive advantages versus their peers as determined by the portfolio managers. Alpha (return on investments in excess of the ICE BofA U.S. Convertible Index) is also sought to be added to the portfolio through careful credit analysis and security selection.
The portfolio managers seek to construct a broadly diversified portfolio that is focused on balanced convertible exposures, which they believe offer the most attractive risk/reward profile. The portfolio managers may increase or decrease the Fund's delta, or equity sensitivity of the portfolio, based on underlying economic conditions. For instance, in a strong equity market, the team may hold a higher level of equity-like convertible securities to allow the Fund to participate in the additional upside. Equity-like convertible securities exhibit characteristics such as greater equity sensitivity and lower conversion premiums. Conversely, in a weak equity market, the team may seek to reduce exposure to equity-like convertible securities, investing more in fixed-income-oriented securities. The team may also use equity options and traditional fixed-income securities to help the fund maintain proper positioning in different economic environments.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers, which factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities.

INVESCO Income Allocation Fund | INVESCO Income Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. (Invesco or the Adviser), including exchange-traded funds (ETFs), and other pooled investment vehicles advised by Invesco Capital Management LLC (Invesco Capital), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the underlying funds). Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund invests its assets in a selection of underlying funds which invest primarily in international or domestic equities and fixed-income securities. The Fund’s target allocation is to invest 60%-70% of its total assets in underlying funds that invest primarily in fixed-income securities and 30%-40% of its total assets in underlying funds that invest primarily in equity securities, which may include real estate investment trusts (REITs).
The Adviser uses a three-step process to create the Fund's portfolio including: (1) determining strategic return drivers among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund's asset class allocations, underlying funds and target weightings in the underlying funds.
The Adviser rebalances the Fund’s investments in the underlying funds on a periodic basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without notice to, or approval by, shareholders.

Invesco International Diversified Fund | Invesco International Diversified Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a special type of mutual fund known as a “fund of funds” because it primarily invests in other underlying mutual funds. Those funds are referred to as the “underlying funds.” The underlying funds mainly invest in foreign equity securities, which are securities of companies organized under the laws of a foreign country, or with a substantial portion of their operations, assets, revenue or profits from businesses, investments or sales outside the United States, or whose “country of risk” is a foreign country as determined by a third party service provider, or securities traded primarily in foreign securities markets. Certain underlying funds may invest 100% of their assets in securities of foreign companies. Some underlying funds may invest in emerging or developing markets, i.e., those that are generally in the early stages of their industrial cycles, as well as in developed markets throughout the world From time to time an underlying Fund may place greater emphasis on investing in one or more particular industries, regions, or investment style (such as growth investing). Under normal market conditions, the Fund will invest in shares of some or all of the following Invesco global or international funds that were chosen based on Invesco Adviser Inc.’s (Invesco or the Adviser) determination that they could provide capital appreciation:
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Invesco Developing Markets Fund
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Invesco EQV Emerging Markets All Cap Fund
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Invesco EQV International Equity Fund
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Invesco EQV International Small Company Fund
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Invesco International Small-Mid Company Fund
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Invesco Oppenheimer International Growth Fund
The Fund will typically invest in a minimum of three of the underlying funds and will not invest more than 50% of its net assets in any single underlying fund. The Adviser may change the weightings in the underlying funds at any time, without prior approval from or notice to shareholders.
The Adviser will monitor the markets and allocate assets among the underlying funds based on changing market or economic conditions and investment opportunities. In determining how much of the Fund’s assets to invest in an underlying fund, the Adviser will seek to diversify the Fund’s investments internationally and among different investment styles, larger and smaller market capitalizations and between developed and emerging markets. The Fund may also change its allocations based on the Adviser’s evaluation of economic factors that it believes are not reflected in particular markets in which one or more of the underlying funds invest or on current or anticipated changes in currency valuations. The Adviser monitors the underlying fund selections and in response to changing market or economic conditions, the Adviser may change any or all of the underlying funds, including using funds that may be created in the future, without prior approval from or notice to shareholders. Although the term “underlying funds” refers to Invesco Developing Markets Fund, Invesco EQV Emerging Markets All Cap Fund, Invesco EQV International Equity Fund, Invesco EQV International Small Company Fund, Invesco International Small-Mid Company Fund and Invesco Oppenheimer International Growth Fund, for ease of reference, the Fund also uses the term “underlying funds” to refer to underlying funds that may be used in the future.
The Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments, including in shares of money market mutual funds in the Invesco family of funds. This will generally occur at times when the Fund is unable to immediately invest funds received from purchases of Fund shares or from redemptions of other investments or to maintain liquidity.

Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of “mid cap” companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers a mid cap company to be one that has a market capitalization within the range of market capitalizations of the companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.A company’s market capitalization is the value of its outstanding stock.
The Fund primarily invests in common stock but may also invest in other types of securities, such as real estate investment trusts (“REITs”) or other securities that are consistent with its investment objective.
Although the Fund mainly invests in U.S. companies, it can invest in securities issued by companies or governments in any country; however, it does not currently intend to invest substantially in foreign securities.
The portfolio managers use fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The Fund aims to maintain broad diversification across all major economic sectors. In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities that they believe have superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.
The portfolio managers might sell a security if, among other criteria, the price is approaching their price target, if the company’s competitive position has deteriorated or the company’s management has performed poorly, or if they have identified more attractive investment prospects.

Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of “small-cap” companies, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers a small-cap company to be one that has a market capitalization within the range of market capitalizations of the companies included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. A company’s market capitalization is the value of its outstanding stock.
The Fund primarily invests in common stock but may also invest in other types of securities such as real estate investment trusts (“REITs”) or other securities that are consistent with its investment objective.
Although the Fund mainly invests in U.S. companies, it can invest in securities issued by companies or governments in any country; however, it does not currently intend to invest substantially in foreign securities.
The portfolio managers use fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends and general economic conditions may also be considered.
The Fund aims to maintain a broad diversification across all major economic sectors. In constructing the portfolio, the Fund seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities that they believe have superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.
The portfolio managers might sell a security if the price is approaching their price target, if the company’s competitive position has deteriorated or the company’s management has performed poorly, or if they have identified more attractive investment prospects.

Invesco Quality Income Fund | Invesco Quality Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. government, its agencies, instrumentalities or sponsored corporations (a Federal Agency), and in mortgage-backed securities privately issued in the United States, and in derivatives and other instruments that have economic characteristics similar to such securities.
Mortgage-backed securities generally consist of government mortgage pass-through securities, collateralized mortgage obligations (CMOs), multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters. The Fund historically has invested primarily in mortgage-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. government or private lenders and guaranteed by U.S. government agencies such as the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC).
The Fund may invest in real estate mortgage investment conduits (REMICs).
The Fund may invest in stripped mortgage securities, which are derivative multi-class mortgage securities.
The Fund may also invest in asset-backed securities.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. TBA transactions may be conducted as dollar rolls. The Fund may engage in short sales of TBA mortgages, including short sales of TBA mortgages the Fund does not own.
The Fund can invest in derivative instruments including swap contracts, options and futures contracts.
The Fund can use swap contracts, including interest rate swaps, to seek to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use total return swaps to gain exposure to a reference asset, and volatility swaps to adjust the volatility profile of the Fund.
The Fund can use options, including swaptions (options on swaps), to seek to manage interest rate risk and options on bond or rate futures to seek to manage interest rate exposure.
The Fund can use futures contracts, including interest rate futures, to increase or reduce its exposure to interest rate changes.
The Fund utilizes active duration (i.e., making investments to reduce or increase the sensitivity of the Fund’s portfolio to interest rate changes) and yield curve positioning (i.e., making investments that allow the Fund to benefit from varying interest rates) for risk management and for generating alpha (return on investments in excess of the Bloomberg U.S. Mortgage-Backed Securities Index).
The portfolio managers utilize the Bloomberg U.S. Mortgage-Backed Securities Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as duration, the shape of the U.S. Treasury yield curve, Federal Agency exposure, Federal Agency mortgage-backed security exposure and Treasury Inflation-Protected Security (TIPS) exposure relative to this index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to seek to generate alpha.
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and selection) to implement those recommendations. Specialist investment professionals employ both top down and bottom-up analysis in determining whether to recommend larger or smaller exposure to specific risk factors. In general, these specialists will look for what they believe are attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a decision to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund engages in active and frequent trading of portfolio securities.

Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. (Invesco or the Adviser), including exchange-traded funds (ETFs), and other pooled investment vehicles advised by Invesco Capital Management LLC (Invesco Capital), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the underlying funds). Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd.
The Adviser uses a three-step process to create the Fund's portfolio including: (1) determining strategic return drivers among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund's asset class allocations, underlying funds and target weightings in the underlying funds.
The Fund generally invests between 15% and 30% of its assets in equity funds. Such funds invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stocks. Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Foreign equities are securities of issuers outside of the United States, including issuers in emerging or developing markets, i.e., those that are generally in the early stages of their industrial cycles. Underlying funds investing primarily in real estate securities, listed infrastructure securities, and master limited partnerships (MLPs) may be deemed to be “equity funds” for purposes of the Fund’s allocation strategy.
The Fund generally invests the remainder of its assets in a flexible combination of fixed-income and alternative funds. Fixed-income funds generally invest in fixed income instruments such as investment-grade debt securities, below-investment-grade high yield securities (or “junk” bonds), government and government-sponsored securities, corporate bonds, securitized products, and inflation-protected debt securities. Alternative funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies, including primarily through the use of derivatives, that aim to offer diversification beyond traditional equity and fixed-income securities and may seek to take long and short positions to manage exposure to certain asset classes. The Fund is not required to invest its assets in any specified percentages of fixed-income or alternative funds. The Fund does not limit its investment in underlying funds that invest primarily in foreign securities.
The Fund’s investment in underlying funds is subject to any limitations imposed by the Investment Company Act of 1940 and any rules thereunder.
The Fund may temporarily exceed its percentage range for its assets in equity funds for short periods and may alter the percentage range when it deems appropriate. The Adviser will monitor the markets and allocate assets among the underlying funds (including adding or removing underlying funds) based on changing market or economic conditions and investment opportunities. The Adviser monitors the underlying fund selections and periodically rebalances the Fund’s investments to bring them back within their asset allocation target ranges. The Adviser may change any or all of the underlying funds managed by Invesco and/or its affiliates, including using funds that may be created in the future, or change the Fund’s asset allocation target ranges at any time, in each case without prior approval from or notice to shareholders.
The Fund may invest directly in derivatives to hedge its cash position and manage the duration of the Fund’s portfolio, including but not limited to futures, total return swaps, and forward contracts. In addition, the Fund will gain exposure to derivatives through its investments in underlying funds. With respect to derivatives, references to the “underlying funds” also include the Fund and references to the “Fund” also include the underlying funds. Some underlying funds may use derivatives to seek income or capital gain or to hedge against the risks of other investments. Options, futures, forward contracts and swaps are some of the types of derivatives the underlying funds can use.
The Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments, including in shares of money market mutual funds in the Invesco family of funds. This may also include shares of funds that provide exposure to inflation protected debt securities and short-term investment grade debt securities. This will also generally occur at times when there is an inability to immediately invest funds received from purchases of Fund shares or from redemptions of other investments or to maintain liquidity.

Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. (Invesco or the Adviser), including exchange-traded funds (ETFs), and other pooled investment vehicles advised by Invesco Capital Management LLC (Invesco Capital), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the underlying funds). Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 70%-85% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 5%-30% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 0%-20% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
The Fund does not limit its investment in underlying funds that invest primarily in foreign securities.
The Fund may invest directly in derivatives to hedge its cash position and manage the duration of the Fund’s portfolio, including but not limited to futures, total return swaps, and forward contracts. In addition, the Fund will gain exposure to derivatives through its investment in underlying funds. With respect to derivatives, references to the “underlying funds” also include the Fund and references to the “Fund” also include the underlying funds. Some underlying funds may use derivatives to seek income or capital gain or to hedge against the risks of other investments. Options, futures, forward contracts and swaps are some of the types of derivatives the underlying funds can use.
The Adviser uses a three-step process to create the Fund's portfolio including: (1) determining strategic return drivers among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund's asset class allocations, underlying funds and target weightings in the underlying funds.
The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without notice to, or approval by, shareholders.

Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. (Invesco or the Adviser), including exchange-traded funds (ETFs), and other pooled investment vehicles advised by Invesco Capital Management LLC (Invesco Capital), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the underlying funds). Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd.
The Adviser uses a three-step process to create the Fund's portfolio including: (1) determining strategic return drivers among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund's asset class allocations, underlying funds and target weightings in the underlying funds.
The Fund generally invests between 85% and 100% of its assets in equity funds. Such funds invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stocks. Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Foreign equities are securities of issuers outside of the United States, including issuers in emerging or developing markets, i.e., those that are generally in the early stages of their industrial cycles. Underlying funds investing primarily in real estate securities, listed infrastructure securities, and master limited partnerships (MLPs) may be deemed to be “equity funds” for purposes of the Fund’s allocation strategy.
The Fund generally invests the remainder of its assets in a flexible combination of fixed-income and alternative funds. Fixed-income funds generally invest in fixed income instruments such as investment-grade debt securities, below-investment-grade high yield securities (or “junk” bonds), government and government-sponsored securities, corporate bonds, securitized products, and inflation-protected debt securities. Alternative funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies, including primarily through the use of derivatives, that aim to offer diversification beyond traditional equity and fixed-income securities and may seek to take long and short positions to manage exposure to certain asset classes. The Fund is not required to invest its assets in any specified percentages of fixed-income or alternative funds. The Fund does not limit its investment in underlying funds that invest primarily in foreign securities.
The Fund’s investment in underlying funds is subject to any limitations imposed by the Investment Company Act of 1940 and any rules thereunder.
The Fund may temporarily exceed its percentage range for its assets in equity funds for short periods and may alter the percentage range when it deems appropriate. The Adviser will monitor the markets and allocate assets among the underlying funds (including adding or removing underlying funds) based on changing market or economic conditions and investment opportunities. The Adviser monitors the underlying fund selections and periodically rebalances the Fund’s investments to bring them back within their asset allocation target ranges. The Adviser may change any or all of the underlying funds managed by Invesco and/or its affiliates, including using funds that may be created in the future, or change the Fund’s asset allocation target ranges at any time, in each case without prior approval from or notice to shareholders.
The Fund may invest directly in derivatives to hedge its cash position and manage the duration of the Fund’s portfolio, including but not limited to futures, total return swaps, and forward contracts. In addition, the Fund will gain exposure to derivatives through its investments in underlying funds. With respect to derivatives, references to the “underlying funds” also include the Fund and references to the “Fund” also include the underlying funds. Some underlying funds may use derivatives to seek income or capital gain or to hedge against the risks of other investments. Options, futures, forward contracts and swaps are some of the types of derivatives the underlying funds can use.
The Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments, including in shares of money market mutual funds in the Invesco family of funds. This may also include shares of funds that provide exposure to inflation protected debt securities and short-term investment-grade debt securities. This will also generally occur at times when there is an inability to immediately invest funds received from purchases of Fund shares or from redemptions of other investments or to maintain liquidity.

Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. (Invesco or the Adviser), including exchange-traded funds (ETFs), and other pooled investment vehicles advised by Invesco Capital Management LLC (Invesco Capital), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the underlying funds). Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd.
The Adviser uses a three-step process to create the Fund's portfolio including: (1) determining strategic return drivers among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund's asset class allocations, underlying funds and target weightings in the underlying funds.
The Fund generally invests between 50% and 70% of its assets in equity funds. Such funds invest in equity securities of domestic and foreign companies, including small, medium and large market capitalization companies, and growth and value stocks. Equity securities include common stock, preferred stock, rights and warrants, and securities convertible into common stock. Foreign equities are securities of issuers outside of the United States, including issuers in emerging or developing markets i.e., those that are in the early stages of their industrial cycles. Underlying funds investing primarily in real estate securities, listed infrastructure securities, and master limited partnerships (MLPs) may be deemed to be “equity funds” for purposes of the Fund’s allocation strategy.
The Fund generally invests the remainder of its assets in a flexible combination of fixed-income and alternative funds. Fixed-income funds generally invest in fixed income instruments such as investment-grade debt securities, below-investment-grade high yield securities (or “junk” bonds), government and government-sponsored securities, corporate bonds securitized products, and inflation-protected debt securities. Alternative funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies, including primarily through the use of derivatives, that aim to offer diversification beyond traditional equity and fixed-income securities and may seek to take long and short positions to manage exposure to certain asset classes. The Fund is not required to invest its assets in any specified percentages of fixed-income or alternative funds. The Fund does not limit its investment in underlying funds that invest primarily in foreign securities.
The Fund’s investment in underlying funds is subject to any limitations imposed by the Investment Company Act of 1940 and any rules thereunder.
The Fund may temporarily exceed its percentage range for its assets in equity funds for short periods and may alter the percentage range when it deems appropriate. The Adviser will monitor the markets and allocate assets among the underlying funds (including adding or removing underlying funds) based on changing market or economic conditions and investment opportunities. The Adviser monitors the underlying fund selections and periodically rebalances the Fund’s investments to bring them back within their asset allocation target ranges. The Adviser may change any or all of the underlying funds managed by Invesco and/or its affiliates, including using funds that may be created in the future, or change the Fund’s asset allocation target ranges at any time, in each case without prior approval from or notice to shareholders.
The Fund may invest directly in derivatives to hedge its cash position and manage the duration of the Fund’s portfolio, including but not limited to futures, total return swaps, and forward contracts. In addition, the Fund will gain exposure to derivatives through its investments in underlying funds. With respect to derivatives, references to the “underlying funds” also include the Fund and references to the “Fund” also include the underlying funds. Some underlying funds may use derivatives to seek income or capital gain or to hedge against the risks of other investments. Options, futures, forward contracts and swaps are some of the types of derivatives the underlying funds can use.
The Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments, including in shares of money market mutual funds in the Invesco family of funds. This may also include shares of funds that provide exposure to inflation protected debt securities and short-term investment grade debt securities. This will also generally occur at times when there is an inability to immediately invest funds received from purchases of Fund shares or from redemptions of other investments or to maintain liquidity.

Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a “fund of funds,” and may invest its assets in underlying open-end and closed-end funds (including unlisted interval funds) advised by Invesco Advisers, Inc. (Invesco or the Adviser), including exchange-traded funds (ETFs), and other pooled investment vehicles advised by Invesco Capital Management LLC (Invesco Capital), or underlying open-end and closed-end funds, including ETFs, and other pooled investment vehicles advised by unaffiliated advisers (the underlying funds). Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 30%-50% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 50%-70% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 0%-20% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
The Fund does not limit its investment in underlying funds that invest primarily in foreign securities.
The Fund may invest directly in derivatives to hedge its cash position and manage the duration of the Fund’s portfolio, including but not limited to futures, total return swaps, and forward contracts. In addition, the Fund will gain exposure to derivatives through its investment in underlying funds. With respect to derivatives, references to the “underlying funds” also include the Fund and references to the “Fund” also include the underlying funds. Some underlying funds may use derivatives to seek income or capital gain or to hedge against the risks of other investments. Options, futures, forward contracts and swaps are some of the types of derivatives the underlying funds can use.
The Adviser uses a three-step process to create the Fund's portfolio including: (1) determining strategic return drivers among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund's asset class allocations, underlying funds and target weightings in the underlying funds.
The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without notice to, or approval by, shareholders.

INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-capitalization issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization no larger than the market capitalization of the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.
The Fund may invest up to 15% of its net assets in real estate investment trusts (REITs).
The Fund may also invest up to 25% of its net assets in foreign securities of companies located in developing and emerging markets, i.e., those that are generally in the early stages of their industrial cycles, as well as in developed markets.
The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have the potential for earnings or revenue growth. In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that calibrates the Fund’s sector-related exposure relative to the Russell 2000® Growth Index, which the portfolio managers believe generally represents the small-cap growth asset class. The Fund uses this index as a guide in structuring and reviewing the portfolio, but the Fund is not an index fund that seeks to replicate the performance of the index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.
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Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry.
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 Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
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Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio.
The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.